UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Municipal Income Investment Quality Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Investment Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 11/30/2011

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2011 (Unaudited)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.13%, 6/01/34	$1,000	$1,100,500
6.00%, 6/01/39	1,000	1,089,700
		2,190,200
California — 13.8%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,155	2,313,285
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	1,120	1,209,690
County of Sacramento California, RB, Senior Series A (AGC), 5.50%, 7/01/41	1,400	1,458,730
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.00%, 9/01/26	2,000	2,183,720
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	1,000	1,042,490
Election of 2008, Series C, 5.25%, 8/01/39	500	543,850
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,175	1,247,380
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/39	3,210	3,321,258
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	1,000	1,094,880
San Bernardino Community College District, GO, Election of 2002, Series A, 6.25%, 8/01/33	925	1,053,843
San Diego Public Facilities Financing Authority, Refunding RB, Series B (AGC), 5.38%, 8/01/34	1,125	1,218,510
San Jacinto Unified School District, GO, Election of 2006 (AGM), 5.25%, 8/01/32	1,000	1,042,180
		17,729,816

Municipal Bonds	Par (000)	Value
Colorado — 1.5%
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	$1,425	$1,601,330
Regional Transportation District, COP, Series A, 5.00%, 6/01/25	300	318,996
		1,920,326
Florida — 11.9%
City of Jacksonville Florida, RB, Series A, 5.25%, 10/01/31	4,525	4,892,973
City of Miami Florida, RB (NPFGC), 5.25%, 1/01/28	365	382,783
Orange County Health Facilities Authority, RB, The Nemours Foundation Project, Series A, 5.00%, 1/01/29	1,070	1,096,236
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	10,000	8,893,100
		15,265,092
Georgia — 2.3%
City of Atlanta Georgia, Refunding RB, General, Series C, 6.00%, 1/01/30	2,500	2,881,800
Illinois — 15.5%
Chicago Board of Education Illinois, GO, Series A, 5.50%, 12/01/39	1,500	1,581,420
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	745	805,896
Chicago Transit Authority, RB:
Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	1,300	1,468,441
Sales Tax Receipts Revenue, 5.25%, 12/01/36	415	431,368
City of Chicago Illinois, RB:
General, Third Lien, Series C (AGM), 5.25%, 1/01/30	1,000	1,057,270
Sales Tax Revenue, Series A, 5.25%, 1/01/38	515	545,164
Third Lien, O’Hare International Airport, Series A, 5.75%, 1/01/39	825	895,414
City of Chicago Illinois, Refunding RB:
General, Third Lien, Series C, 6.50%, 1/01/41	3,740	4,280,617

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB (concluded):
Second Lien (NPFGC), 5.50%, 1/01/30	$1,000	$1,107,260
Illinois Finance Authority, Refunding RB, Carle Foundation, Series A, 6.00%, 8/15/41	1,885	1,933,595
Illinois Municipal Electric Agency, RB, Series A (NPFGC):
5.25%, 2/01/28	1,560	1,639,014
5.25%, 2/01/35	1,000	1,031,860
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	915	975,637
6.00%, 6/01/28	260	273,647
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	1,750	1,878,223
		19,904,826
Indiana — 4.2%
Indiana Finance Authority Wastewater Utility, RB, 5.25%, 10/01/31	1,000	1,081,320
Indianapolis Local Public Improvement Bond Bank, RB (AGM), 5.00%, 6/01/25	1,570	1,676,462
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,415	2,588,783
		5,346,565
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Iowa Health System (AGC), 5.25%, 2/15/29	410	430,266
Louisiana — 1.9%
East Baton Rouge Sewerage Commission, RB, Series A, 5.25%, 2/01/39	1,750	1,839,407
New Orleans Aviation Board Louisiana, Refunding GARB, Restructuring (AGC):
Series A-1, 6.00%, 1/01/23	375	434,393
Series A-2, 6.00%, 1/01/23	150	173,757
		2,447,557
Michigan — 16.0%
City of Detroit Michigan, RB:
Second Lien, Series B (NPFGC), 5.50%, 7/01/29	1,790	1,893,874
Second Lien, Series B (AGM), 6.25%, 7/01/36	1,700	1,909,066
Second Lien, Series B (AGM), 7.00%, 7/01/36	200	235,906
Senior Lien, Series B (AGM), 7.50%, 7/01/33	1,500	1,773,735

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan, RB (concluded):
Senior Lien, Series B (BHAC), 5.50%, 7/01/35	$4,750	$4,957,432
System, Second Lien, Series A (BHAC), 5.50%, 7/01/36	2,330	2,445,195
City of Detroit Michigan, Refunding RB, Second Lien:
Series C-1 (AGM), 7.00%, 7/01/27	1,800	2,109,132
Series E (BHAC), 5.75%, 7/01/31	2,300	2,468,981
Michigan State Building Authority, RB, Facilities Program, Series H (AGM), 5.00%, 10/15/26	365	390,451
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC):
5.25%, 10/15/24	565	625,263
5.25%, 10/15/25	300	328,884
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,205	1,429,998
		20,567,917
Minnesota — 4.9%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	5,680	6,334,166
Nevada — 1.7%
Clark County Water Reclamation District, GO, Series A, 5.25%, 7/01/34	2,000	2,117,820
New Jersey — 4.8%
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	1,300	1,354,717
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	1,575	1,640,016
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.50%, 12/15/38	2,000	2,128,200
Series B, 5.25%, 6/15/36 (a)	1,000	1,034,100
		6,157,033
New York — 2.9%
New York City Transitional Finance Authority, RB, Fiscal 2009:
Series S-3, 5.25%, 1/15/39	900	955,917
Series S-4 (AGC), 5.50%, 1/15/29	2,465	2,721,064
		3,676,981
Pennsylvania — 1.2%
Philadelphia Hospitals and Higher Education Facilities Authority, RB, Children’s Hospital Philadelphia, Series D, 5.00%, 7/01/32	1,455	1,507,642

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2011	2

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	$1,350	$1,495,017
Texas — 19.4%
Austin Community College District, RB, Educational Facilities Project, Round Rock Campus, 5.25%, 8/01/33	2,000	2,101,940
City of Austin Texas, Refunding RB (AGM):
5.00%, 11/15/28	705	760,935
5.00%, 11/15/29	895	956,254
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	2,600	2,946,762
6.00%, 11/15/36	2,215	2,505,830
5.38%, 11/15/38	1,000	1,076,540
Clifton Higher Education Finance Corp., Refunding RB, Baylor University, 5.25%, 3/01/32	1,270	1,375,334
Frisco ISD Texas, GO, School Building (AGC):
5.38%, 8/15/39	1,415	1,522,455
5.50%, 8/15/41	3,365	3,647,996
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.25%, 10/01/29	875	931,551
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	561,815
Harris County Metropolitan Transit Authority, RB, Series A, 5.00%, 11/01/36	495	524,779
Lubbock Cooper ISD Texas, GO, School Building (AGC), 5.75%, 2/15/42	500	539,030
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,500	1,609,800
North Texas Tollway Authority, Refunding RB, System, First Tier:
(AGM), 6.00%, 1/01/43	1,000	1,107,670
Series A (AGC), 5.75%, 1/01/40	1,500	1,594,695
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	1,000	1,070,680
		24,834,066
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,000	1,014,620
Virginia — 0.9%
Virginia Public School Authority, RB, 6.50%, 12/01/35	1,000	1,134,400

Municipal Bonds	Par (000)	Value
Washington — 1.5%
City of Seattle Washington, Refunding RB, Series A, 5.25%, 2/01/36	$1,025	$1,114,277
State of Washington, GO, Various Purpose, Series B, 5.25%, 2/01/36	795	867,417
		1,981,694
Total Municipal Bonds – 108.4%		138,937,804

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.2%
Mobile Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	1,500	1,544,010
California — 11.0%
San Diego Community College District California, GO, Election of 2002 (AGM), 5.00%, 5/01/30	2,500	2,645,625
San Marcos Unified School District, GO, Election of 2010, Series A, 5.25%, 8/01/31	10,680	11,448,960
		14,094,585
District of Columbia — 0.7%
District of Columbia Water & Sewer Authority, RB, Series A, 6.00%, 10/01/35	760	891,126
Florida — 10.7%
City of Jacksonville Florida, RB, Better Jacksonville (NPFGC), 5.00%, 10/01/27	3,930	4,008,482
County of Pinellas Florida, RB (AGM), 5.00%, 10/01/32	9,500	9,685,159
		13,693,641
Illinois — 4.9%
Chicago Transit Authority, Refunding RB, Federal Transit Administration Section 5309 (AGM), 5.00%, 6/01/28	2,999	3,082,608
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,999	3,159,140
		6,241,748
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	898	973,643
Massachusetts — 1.6%
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	2,000	2,118,200

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Investment Quality Trust (BAF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Nevada — 5.1%
Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	$2,000	$2,231,960
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	4,100	4,331,773
		6,563,733
New Jersey — 0.8%
New Jersey EDA, RB, School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,097,860
New York — 2.3%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,057,660
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	1,740	1,846,958
		2,904,618
Texas — 1.9%
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	2,310	2,496,255
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 41.0%		52,619,419
Total Long-Term Investments (Cost – $183,823,500) – 149.4%		191,557,223

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (c)(d)	3,052,070	3,052,070
Total Short-Term Securities (Cost – $3,052,070) – 2.4%		3,052,070
Total Investments (Cost — $186,875,570*) - 151.8%		194,609,293
Other Assets Less Liabilities – 2.0%		2,562,196
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (20.8)%		(26,697,847)
AMPS, at Redemption Value – (33.0)%		(42,275,528)
Net Assets Applicable to Common Shares – 100.0%		$128,198,114

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$160,346,955
Gross unrealized appreciation	$8,942,582
Gross unrealized depreciation	(1,366,425)
Net unrealized appreciation	$7,576,157

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Morgan Stanley	$594,608	$2,301
Piper Jaffray	$439,492	$1,700

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at November 30, 2011	Income

FFI Institutional Tax-Exempt Fund	9,230,241	(6,178,171)	3,052,070	$208

(d)	Represents the current yield as of report date.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2011	4

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Quality Trust (BAF)

The following table summarizes the inputs used as of November 30, 2011 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$191,557,223	—	$191,557,223
Short-Term Securities	$3,052,070	—	—	3,052,070
Total	$3,052,070	$191,557,223	—	$194,609,293

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME INVESTMENT QUALITY TRUST	NOVEMBER 30, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Quality Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Quality Trust

Date: January 23, 2012